INCOME TAX - Valuation Allowance (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Movements in the valuation allowance
Balance at the beginning of the period	$ (13.8)	RUB (837)	RUB (414)	RUB (147)
Charges to expenses	(2.4)	(145)	(235)	(250)
Foreign currency translation adjustment	5.3	323	(188)	(17)
Balance at the end of the period	$ (10.9)	RUB (659)	RUB (837)	RUB (414)